RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2020 and 2019:

		As of September 30,
Accounts	Name of related parties	2020	2019
Related party payables	Shareholder, HUANG Jian Cong	$1,187,339	$1,323,734
Related party payables	Other Affiliates of the Company	128,464	122,727
Due from Related Parties	Other Affiliates of the Company	47,135	110,990

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2020 and 2019, the Company had outstanding loans with total amount of $1,187,339 and $1,323,734 from its shareholder, HUANG Jian Cong, which have a loan term from October 01, 2017 to September 30, 2021. As of September 30, 2020, the Company had outstanding amount due from one related party with an amount of $47,135, and the Company expects to receive collection and settle the outstanding amount by March 31, 2021.